5. Revenues (Tables)	12 Months Ended
Dec. 31, 2017
Revenues Tables
Revenues
	2017	2016	2015
	ARS 000	ARS 000	ARS 000

Electric power sold on the Spot market (Resolution 19 and 95/2013, as amended)	5,175,825	3,114,552	2,317,042
Electric power sold on the Spot market (prior to Resolution 95/2013)	472,447	231,192	189,487
Sales under contracts	167,124	107,873	96,082
Steam sales	141,200	108,308	43,331
Rendering of services	-	796	8,238
	5,956,596	3,562,721	2,654,180